ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION
1.	ORGANIZATION AND BASIS OF PRESENTATION

The Company was incorporated on June 18, 1999 as Fly High Holdings Limited under the laws of the British Virgin Islands (“BVI”). In June 2004, the Company changed its name to SouFun Holdings Limited and its corporate domicile to the Cayman Islands and became a Cayman Islands company with limited liability under the Companies Law. The accompanying consolidated financial statements include the financial statements of SouFun Holdings Limited (the “Company”), its subsidiaries located, outside of the People's Republic of China (the “PRC”) (the “non-PRC subsidiaries”), wholly foreign owned entities in the PRC (the “WOFEs”), entities controlled through contractual arrangements (the “PRC Domestic Entities”) and the PRC Domestic Entities' subsidiaries. The Company, its non-PRC subsidiaries, WOFEs, PRC Domestic Entities and the PRC Domestic Entities' subsidiaries are collectively referred to as the “Group”.

The Group is principally engaged in the provision of marketing services, e-commerce services, listing services and other value-added services to the real estate and home furnishing industries in the PRC. Details of the Company's subsidiaries, PRC Domestic Entities and the PRC Domestic Entities' subsidiaries as of December 31, 2014 were as follows:

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Search Estate Holdings Limited (“Search Estate”)	July 21, 2014	BVI	100%	Investment holding

Next Milestone Holdings Limited (“Next Milestone”)	March 6, 2014	BVI	100%	Investment holding

Sou You Tian Xia Holdings (BVI) Limited (“Sou You Tian Xia (BVI)”)	August 31, 2011	BVI	100%	Investment holding

Best Scholar Holdings Limited (“Best Scholar”)	July 1, 2011	BVI	100%	Investment holding

China Property Holdings (BVI) Limited (“China Property (BVI)”)	April 26, 2011	BVI	100%	Investment holding

China Home Holdings (BVI) Limited (“China Home (BVI)”)	April 16, 2010	BVI	100%	Investment holding

Pendiary Investments Limited (“Pendiary”)	August 16, 2007	BVI	100%	Investment holding

Selovo Investments Limited (“Selovo”)	August 10, 2007	BVI	100%	Investment holding

Sou You Tian Xia Holdings Limited (“Sou You Tian Xia”)	August 31,2011	Cayman Islands	100%	Investment holding

China Property Holdings Limited (“China Property”)	April 26, 2011	Cayman Islands	100%	Investment holding

China Home Holdings Limited (“China Home”)	April 16, 2010	Cayman Islands	100%	Investment holding

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Walkinston PTE. Limited (“Walkinston”)	November 3, 2014	Singapore	100%	Investment holding

Wall Street Index Research Center LLC (“Wall Street”)	November 1, 2011	United States of America	100%	Investment holding

Best Scholar Holdings (Delaware) Limited (“Best Scholar (Delaware)”)	March 3, 2011	United States of America	100%	Investment holding

Best Work Holdings (New York) LLC (“Best Work”)	March 14, 2011	United States of America	100%	Investment holding

Sou You Tian Xia Holdings (HK) Limited (“Sou You Tian Xia (HK)”)	September 28, 2011	Hong Kong	100%	Investment holding

Hong Kong Property Network Limited (“HK Property”)	May 19, 2011	Hong Kong	100%	Investment holding

China Home Holdings (HK) Limited (“China Home (HK)”)	May 12, 2010	Hong Kong	100%	Investment holding

China Institute of Real Estate Agents Limited (“China Institute of Real Estate Agents”)	May 12, 2010	Hong Kong	100%	Investment holding

Bravo Work Investments Limited (“Bravo Work”)	October 29, 2007	Hong Kong	100%	Investment holding

China Index Academy Limited (“China Index Academy”)	October 26, 2007	Hong Kong	100%	Investment holding

SouFun International Limited (“SouFun International”)	August 7, 2000	Hong Kong	100%	Investment holding

Shanghai Jia Tian Xia Financing Guarantee Co., Ltd (“Shanghai Jia Tian Xia Financing Guarantee”)*	January 22, 2015	PRC	100%	Provision of financing guarantee services

Shanghai SouFun Microfinance Co.,Ltd.(“Shanghai SouFun Microfinance”)*	January 19, 2015	PRC	70%	Provision of Microfinance services

Tianjin Jia Tian Xia Commercial Factoring Co., Ltd.(“Tianjian Jia Tian Xia Commercial Factoring”)	December 22, 2014	PRC	100%	Provision of commercial factoring services

Chongqing Tian Xia Dai Microfinance Co., Ltd (“Chongqing Tian Xia Dai Microfinance”)	December 11, 2014	PRC	100%	Provision of microfinance services

Tianjin Jia Tian Xia Microfinance Co. ,Ltd. (“Tianjin Jia Tian Xia Microfinance”)	December 5, 2014	PRC	100%	Provision of microfinance services

Beijing Fang Tian Xia Decorative Engineering Co., Ltd.(“Beijing Fang Tian Xia Decorative Engineering”)	October 15, 2014	PRC	100%	Provision of home decorservices

Beihai Tian Xia Dai Microfinance Co., Ltd.(“Beihai Tian Xia Dai Microfinance”)	September 12, 2014	PRC	100%	Provision of microfinance services

*
In accordance with PRC regulations on establishing financing companies, the initial transfer of share capital must be completed prior to the registration with PRC authorities. The initial transfer of share capital was completed during the year ended December 31, 2014. The subsequent registration procedures were approved in January 2015.

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Beihai Tian Xia Dai Financing Guarantee Co., Ltd.(“Beihai Tian Xia Dai Financing Guarantee”)	August 29, 2014	PRC	100%	Provision of finance guarantee services

Jia Tian Xia Network Technology Co., Ltd. (“Jia Tian Xia Network Technology”)	April 15, 2014	PRC	100%	Provision of technology and information consultancy services

Beijing Hong An Jia Ye Network Technology Co., Ltd. (“Hong An Jia Ye Network”)	December 20, 2013	PRC	100%	Provision of technology and information consultancy services

Hangzhou SouFun Network Technology Co., Ltd. (“Hangzhou SouFun Network”)	August 27, 2013	PRC	100%	Provision of technology and information consultancy services

Shanghai BaoAn Enterprise Co., Ltd. (“Shanghai BaoAn Enterprise”)	March 31, 2013	PRC	75%*	Lease, resale and management of property

Shanghai BaoAn Hotel Co., Ltd. (“Shanghai BaoAn Hotel”)	March 31, 2013	PRC	75%**	Operation and management of hotel, restaurant and other catering business

Beijing Li Man Wan Jia Network Technology Co., Ltd. (“Beijing Li Man Wan Jia”)	July 25, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Si Kai Property Co., Ltd. (Beijing Si Kai Property)(formerly known as “Beijing Sou You Tian Xia”)	May 24, 2012	PRC	100%	Provision of technology and information consultancy services

Tianjin SouFun Network Technology Co., Ltd. (“Tianjin SouFun Network”)	March 1, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Zhong Zhi Xun Bo Information Technology Co. Ltd. (“Zhongzhi XunBo”)	January 6, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Jia Shang Li Nian Network Technology Co., Ltd. (“Beijing Jia Shang”)	June 9, 2011	PRC	100%	Provision of technology and information consultancy services

Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. (“Beijing TuoShi”)	March1,2011	PRC	100%	Provision of technology and information consultancy services

Beijing Hong An Tu Sheng Network Technology Co., Ltd. (“Beijing Hong An”)	January 1, 2011	PRC	100%	Provision of technology and information consultancy services

Beijing Zhong Zhi Shi Zheng Information Technology Co. Ltd. (“Beijing Zhongzhi”)	June 5, 2007	PRC	100%	Provision of technology and information consultancy services

Beijing SouFun Network Technology Co., Ltd. (“SouFun Network”)	March 16, 2006	PRC	100%	Provision of technology and information consultancy services

SouFun Media Technology (Beijing) Co., Ltd. (“SouFun Media”)	November 28, 2002	PRC	100%	Provision of technology and information consultancy services

**	Shanghai China Index owns the remaining 25% equity interest.

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Shanghai SouFun Information Co., Ltd. (“SouFun Shanghai”)	May 31, 2000	PRC	100%	Provision of technology and information consultancy services

Shenzhen Qian Hai Fang Guan Jia Co., Ltd. (“Shenzhen Qian Hai Fang Guan Jia”)	October 22, 2014	PRC	Nil	Provision of property management consultancy services

Guangxi Beibuwan Financial Information Consulting Co., Ltd. (“Guangxi Beibuwan Financial Information Consulting”)	July 2, 2014	PRC	Nil	Provision of finance information consultancy services

Shanghai Shiji Jia Tian Xia Financial Information service Co., Ltd. (“Shanghai Jia Tian Xia Financial Information”)	April 28, 2014	PRC	Nil	Provision of finance information services

Beijing Tianxia Dai Information service Co., Ltd. (“Tianxia Dai Information”)	April 9, 2014	PRC	Nil	Provision of finance information services

Hanzhou Ji Ju Real Estate Broking Co., Ltd. (“Hanzhou Ji Ju”)	December 23, 2013	PRC	Nil	Provision of real estate agency services and real estate information services

Wuhan SouFun Yi Ran Ju Ke Real Estate Broking Co., Ltd. (“Wuhan Yi Ran Ju Ke”)	December 13, 2013	PRC	Nil	Provision of real estate agency services and real estate information services

Shanghai BaoAn Property Management Co., Ltd. (“Shanghai BaoAn Property”)	March 31, 2013	PRC	Nil	Property Management

Beijing Li Tian Rong Ze Wan Jia Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze Wan Jia”)	December 1, 2012	PRC	Nil	Provision of marketing services and listing services

Beijing Hua Ju Tian Xia Network Technology Co., Ltd. (“Beijing Hua Ju Tian Xia”)***	July 25, 2012	PRC	Nil	Provision of technology and information consultancy services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd. (“Beijing Yi Ran Ju Ke”)	September 10, 2011	PRC	Nil	Provision of marketing services, rental services and real estate agency services

Beijing Li Tian Rong Ze Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze”)	September 10, 2009	PRC	Nil	Provision of marketing services and listing services

Tianjin Jia Tian Xia Advertising Co., Ltd. (“Tianjin JTX Advertising”)	November 22, 2007	PRC	Nil	Provision of marketing services and listing services

Beijing Century Jia Tian Xia Technology Development Co., Ltd. (“Beijing JTX Technology”)	December 21, 2006	PRC	Nil	Provision of marketing services and listing services

***
Beijing Hua Ju Tian Xia was originally established as a WOFE by the Company in July 2012. In December 2014, the Company transferred its equity interest in Beijing Hua Ju Tian Xia to Vincent Tianquan Mo, executive chairman of the board of directors and chief executive officer, and simultaneously entered into a series of Contractual Agreements, as defined in Note 1, to obtain control over Beijing Hua Ju Tian Xia.

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Shanghai SouFun Advertising Co., Ltd. (“Shanghai Advertising”)	December 12, 2006	PRC	Nil	Provision of marketing services and listing services

Shanghai China Index Consultancy Co., Ltd. (“Shanghai China Index”)	December 12, 2006	PRC	Nil	Provision of other value-added services

Beijing SouFun Science and Technology Development Co., Ltd. (“Beijing Technology”)	March 14, 2006	PRC	Nil	Provision of marketing services and listing services

Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. (“Shanghai JBT Real Estate Broking”)	July 7, 2005	PRC	Nil	Provision of real estate agency services, marketing services and listing services

Beijing China Index Information Co., Ltd. (“Beijing China Index”)	November 8, 2004	PRC	Nil	Provision of other value-added services

Beijing SouFun Internet Information Service Co., Ltd. (“Beijing Internet”)	December 17, 2003	PRC	Nil	Provision of marketing services and listing services

Beijing Jia Tian Xia Advertising Co., Ltd. (“Beijing Advertising”)	September 1, 2000	PRC	Nil	Provision of marketing services, listing services and e-commerce services

To comply with PRC laws and regulations which restrict foreign control of companies involved in internet content provision (“ICP”) and advertising businesses, the Company operates its websites and provides online marketing advertising services in the PRC through its PRC Domestic Entities and the PRC Domestic Entities' subsidiaries. The equity interests of the PRC Domestic Entities are legally held directly by Vincent Tianquan Mo, executive chairman of the board of directors and chief executive officer, and Richard Jiangong Dai, director of the board and the former chief executive officer of the Company. The effective control of the PRC Domestic Entities is held by the Company through four of its WOFEs, SouFun Network, SouFun Media, Beijing Tuoshi and Beijing Hong An, as a result of a series of contractual arrangements and their supplementary agreements signed with each of the PRC Domestic Entities which arrangements and agreements contain similar provisions regarding obligations and rights of the Company and the PRC Domestic Entities (hereinafter, together the “Contractual Agreements”). As a result of the Contractual Agreements, the Company maintains the ability to approve decisions made by the PRC Domestic Entities, is entitled to substantially all of the economic benefits from the PRC Domestic Entities and is obligated to absorb all of the PRC Domestic Entities' expected losses.

Therefore, the Company consolidates the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries in accordance with SEC Regulation S-X Rule 3A-02 and Accounting Standards Codification (“ASC”) 810, “Consolidation”.

The following is a summary of the Contractual Agreements:

Exclusive Technical Consultancy and Service Agreements

The WOFEs provide the following exclusive technical services to the PRC Domestic Entities: (i) access to information assembled by the WOFEs concerning the real estate industry and companies in this sector to enable the PRC Domestic Entities to target potential customers and provide research services; and (ii) technical information technology system support to enable the PRC Domestic Entities to service the advertising and listing needs of its customers. The agreements are effective for 10 years and can be extended indefinitely at the sole discretion of the WOFEs.

Operating Agreements

Pursuant to the operating agreements, each PRC Domestic Entity and its legal shareholders have agreed not to enter into any transaction that would substantially affect the assets, rights, obligations or operations of the PRC Domestic Entity without prior written consent from the WOFEs. In addition, the PRC Domestic Entities will appoint or remove their directors and executive officers based on instruction from the WOFEs. The agreements are effective for 10 years and can be extended indefinitely at the sole discretion of the WOFEs.

Equity Pledge Agreements, Shareholders Proxy Agreements and Exclusive Call Option Agreements

In order to secure the payment obligations of each PRC Domestic Entity under the exclusive technical consultancy and service agreements, the legal shareholders have pledged their entire respective ownership interests in each Domestic PRC Entity to the WOFEs. The legal shareholders shall not transfer the pledged ownership interests without the prior written consent from the WOFEs. The WOFEs are entitled to dividends and funds obtained through conversion, auction or sale of the ownership interests that the legal shareholders pledged to the WOFEs. The agreements are effective for 10 years and can be extended at the sole discretion of the WOFEs.

The legal shareholders irrevocably appoint the WOFEs to act as proxy for the legal shareholders to exercise their respective rights as shareholders of the PRC Domestic Entities to attend shareholders' meetings and cast votes. The agreements will remain valid until terminated upon written consent by the WOFEs, the PRC Domestic Entities and their legal shareholders or by their successors.

The Company or any third party designated by the Company has the exclusive right to acquire from the legal shareholders the whole or part of the respective equity interests in each PRC Domestic Entity at a price equivalent to the historical cost when permitted by applicable PRC laws and regulations. The legal shareholders shall not sell, transfer or dispose of the equity interests in the PRC Domestic Entities without the prior written consent of the Company or any third party designated by the Company. The proceeds from the exercise of the call option will be applied to repay the loans under the loan agreements. The Company does not have to make any additional payment to the legal shareholders. The PRC Domestic Entities will not distribute any dividend without the prior written consent from the WOFEs. The agreements have a term of 10 years and can be extended indefinitely at the sole discretion of the Company.

Loan Agreements

The WOFEs provided loans to the legal shareholders to enable them to contribute the registered capital of the PRC Domestic Entities. Under the terms of the loan agreements, the legal shareholders will repay the loans by transferring their legal ownership in the PRC Domestic Entities to the WOFEs when permitted by applicable PRC laws and regulations. Any gains from the transfer shall be paid back to the WOFEs or any third party designated by the WOFEs. The repayment term of the loans was not stated in the agreements. The legal shareholders shall be liable to repay their respective portions of the loans by transferring their entire respective equity interests in the PRC Domestic Entities upon the written request of the WOFEs when they terminate their employment with the WOFEs.

Supplementary Agreements

In addition to the above contractual agreements, the Company, the WOFEs, the PRC Domestic Entities and their legal shareholders entered into supplementary agreements in March 2010 to memorialize certain terms previously agreed amongst the Company, the WOFEs, the PRC Domestic Entities and their shareholders. While this supplementary agreement was signed in 2010, the terms, intent and substance of all the agreements above remained unchanged. All provisions in the supplementary agreement have been incorporated into the contractual agreements signed subsequent to March 2010. Pursuant to the supplementary agreement:

•	the WOFEs have unilateral discretion in setting the technical service fees charged to the PRC Domestic Entities;
•	the WOFEs are obligated to provide financial support to the PRC Domestic Entities in the event the PRC Domestic Entities incur losses;
•	the annual budget of the PRC Domestic Entities should be assessed and approved by the WOFEs;
•	the legal shareholders agree to remit any profits distributed from the PRC Domestic Entities to the Company upon request by the Company; and
•	the PRC Domestic Entities are obligated to transfer their entire retained earnings, after deduction of PRC income tax, to the WOFEs in the form of a donation upon the WOFEs' request.

Furthermore, the WOFEs and the PRC Domestic Entities entered into supplementary agreements in March 2013 to memorialize the following term previously agreed between the WOFEs and the PRC Domestic Entities when the Exclusive Call Option Agreements were entered into:

•	the legal shareholders agree to remit the purchase consideration received from the exercise of the exclusive right to acquire the equity interests in the PRC Domestic Entities to the WOFEs or any entity designated by the WOFEs.

Through the design of the aforementioned agreements, the shareholders of the PRC Domestic Entities effectively assigned their full voting rights to the WOFEs, which give the WOFEs the power to direct the activities that most significantly impact the PRC Domestic Entities' economic performance. The WOFEs obtained the ability to approve decisions made by the PRC Domestic Entities and the ability to acquire the equity interests in the PRC Domestic Entities when permitted by PRC law. The WOFEs are obligated to absorb a majority of the expected losses from the PRC Domestic Entities' activities through providing unlimited financial support to the PRC Domestic Entities and are entitled to receive a majority of profits from the PRC Domestic Entities through the exclusive technical consultancy and service fees. As a result, the Company has determined that the three WOFEs are the primary beneficiaries of the PRC Domestic Entities. Accordingly, in accordance with SEC Regulation S-X Rule 3A-02 and ASC 810, the Company, through the WOFEs, has consolidated the operating results of the PRC Domestic Entities in the Company's financial statements. Business taxes (“BT”) and value added taxes (“VAT”) relating to service fees charged by the WOFEs are recorded as cost of services.

The carrying amounts of the assets, liabilities, the results of operations and cash flows of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries included in the Company's consolidated balance sheets, statements of comprehensive income and statements of cash flows were as follows:

	As of December 31,
	2013	2014
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	135,814	28,856
Restricted cash, current	255,917	97,988
Short-term investments	10,138	22,774
Accounts receivable (net of allowance of US$3,595 and US$4,719 as of December 31, 2013 and 2014, respectively)	13,177	11,847
Commitment deposits	-	47,312
Prepayments and other current assets	21,549	20,553
Deferred tax assets, current	565	1,462

Total current assets	437,160	230,792

Non-current assets:
Property and equipment, net	16,068	18,166
Long-term investments	34,251	120,819
Restricted cash, non-current	224,039	109,495
Deferred tax assets, non-current	11	271
Prepayment for business acquisition	-	9,806
Other non-current assets	10,466	7,814

Total non-current assets	284,835	266,371

Total assets	721,995	497,163

	As of December 31,
	2013	2014
	US$	US$
Current liabilities:
Deferred revenue	28,284	30,671
Accrued expenses and other liabilities	57,380	64,846
Customer's refundable fees	10,418	17,637
Income tax payable	95	6,742
Intercompany payable to the WOFEs	409,983	137,168

Total current liabilities	506,160	257,064

Non-current liabilities:
Other non-current liabilities	7	4

Total non-current liabilities	7	4

Total liabilities	506,167	257,068

Net assets	215,828	240,095

	For the Years Ended December 31,
	2012	2013	2014
	US$	US$	US$
Total revenues	157,859	93,715	107,950
Net income	58,898	10,131	25,464

	For the Years Ended December 31,
	2012	2013	2014
	US$	US$	US$
Net cash generated from (used in) operating activities	109,216	211,049	113,176
Net cash (used in) generated from investing activities	(32,406)	14,427	(113,148)
Net cash (used in) generated from financing activities	(71,151)	(117,616)	(106,688)

The PRC Domestic Entities had no intercompany payable to the WOFEs for accrued service fees as of December 31, 2013 and 2014, whereas the technology consultancy service fees charged by the WOFEs to the PRC Domestic Entities were nil during the years ended December 31, 2012, 2013 and 2014.

As of December 31, 2014, except for the current and non-current restricted cash of US$207,483 pledged to secure bank borrowings of the Group (Note13), there was no other pledge or collateralization of the assets of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries.

Creditors of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries have no recourse to the general credit of their respective primary beneficiary. The amounts of liabilities of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries have been parenthetically presented on the consolidated balance sheets. The PRC Domestic Entities held certain registered copyrights, trademarks and registered domain names, including the official website www.fang.com, which are used for the Group's business operations. All of these revenue-producing assets were internally developed, for which the Group did not incur significant development costs. There were no assets of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries that can only be used to settle their own obligations. The WOFEs have not provided any financial support that they were not previously contractually required to provide to the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries during the years presented.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).